Nature of business and organization (Details 1)		12 Months Ended								12 Months Ended
	May 20, 2011	Jun. 30, 2012 Top Favour	Jun. 30, 2012 Hongyuan	Jun. 30, 2012 Hongli	Jun. 30, 2012 Baofeng Hongchang Coal Co.Ltd	Jun. 30, 2012 Baofeng Shunli Coal Co.Ltd	Jun. 30, 2012 Baofeng Hongguang Power Co. Ltd	Jun. 30, 2012 Baofeng Xingsheng Coal Co.Ltd	Jun. 30, 2011 Baofeng Xingsheng Coal Co.Ltd	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd	Jun. 30, 2012 Zhonghong Energy Investment Company	Jun. 30, 2012 Baofeng Hongrun Coal Chemical Co.Ltd
Business Acquisition [Line Items]
Equity interest	60.00%	100.00%	100.00%						60.00%
Background		· A British Virgin Islands company · Incorporated on July 2, 2008	· A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") · Incorporated on March 18, 2009 · Registered capital of $3 million fully funded	· A PRC limited liability company · Incorporated on June 5, 1996 · Initial registered capital of $1,055,248 or 8,808,000 Renminbi ("RMB"), further increased to $4,001,248 (RMB 28,080,000) on August 26, 2010, fully funded · 85.40% of equity interests held by Jianhua Lv, the Company's Chief Executive Officer ("CEO") and Chairman of the Board of Directors · Operates a branch, Baofeng Coking Factory ("Baofeng Coking")	· A PRC limited liability company · Incorporated on July 19, 2007 · Registered capital of $396,000 (RMB 3,000,000) fully funded	· A PRC limited liability company · Incorporated on August 13, 2009 · Registered capital of $461,700 (RMB3,000,000) fully funded · Acquired by Hongchang Coal on May 20, 2011	· A PRC limited liability company · Incorporated on August 1, 2006 · Registered capital of $2,756,600 (RMB 22,000,000) fully funded	· A PRC limited liability company · Incorporated on December 6, 2007 · Registered capital of $559,400 (RMB 3,634,600) fully funded · 60% of equity ownership acquired by Hongli on May 20, 2011		· A PRC limited liability company · Incorporated on March 17, 2009 · Registered capital of $620,200 (RMB4,029,960) fully funded · 60% of equity ownership acquired by Hongli on May 20, 2011 · 100% of equity ownership acquired by Hongchang Coal on June 20, 2012	· A PRC company · Incorporated on December 30, 2010 · Registered capital of $7,842,800 (RMB51,000,000) fully funded equity interests of 100% held by three nominees on behalf of Hongli pursuant to share entrustment agreements	· A PRC limited liability company · Incorporated on May 17, 2011 · Registered capital of $ 4,620,000 (RMB30 million) fully funded
Ownership				VIE by contractual arrangements (1)	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli	VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli	VIE by contractual arrangements as a 60% owned subsidiary of Hongli		VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli